February 1, 2022
VIA EDGAR
Disclosure Review Office 3
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Horace Mann Life Insurance Company Qualified Group Annuity Separate Account File Nos. 333-138322/811-21974)
Commissioners:
On behalf of Horace Mann Life Insurance Company and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the "Separate Account"), we have transmitted via EDGAR for filing Post-Effective Amendment No. 22 (the "Amendment") to the Separate Account's registration statement on Form N-4 for certain flexible premium variable annuity contracts and certificates thereunder. The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, primarily for the purposes of including the information for an initial summary prospectus and making clarifying changes.
The Company will provide updated commission amounts, enter the expense values in the expense examples and include financial statements and any exhibits not included with the Amendment by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485. If you have concerns regarding this approach, please let us know.
If you have any questions or comments about the Amendment, please call me at 217-789-2500 ext. 5266 or Maureen Bolinger at 217-788-5720.
Sincerely,
/s/ Danielle Eddings
Danielle Eddings Corporate Counsel, Horace Mann Life Insurance Company
Attachment
cc:	Maureen Bolinger
The Horace Mann Companies    1 Horace Mann Plaza    Springfield, Illinois 62715-0001
217-789-2500    www.horacemann.com